Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
15. Derivative Instruments
Derivative assets and liabilities
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of dollars 2022 2021 2022 2021
Regulatory deferral:

Commodity swaps and forwards
$

186 $

146 $

42 $

16

FX forwards

18

7

1

8

Physical natural gas purchases and sales

52

88 -

-

256

241

43

24
HFT derivatives:

Power swaps and physical contracts

89

33

77

32

Natural gas swaps, futures, forwards, physical

contracts

340

208

1,224

818

429

241

1,301

850
Other derivatives:

Equity derivatives

-

11

5 -

FX forwards

5 -

23 -

5

11

28 -

Total gross current derivatives

690

493

1,372

874
Impact of master netting agreements:

Regulatory deferral
(18) (4) (18) (4)

HFT derivatives
(276) (188) (276) (188)
Total impact of master netting agreements (294) (192) (294) (192)
Total derivatives $

396 $

301 $

1,078 $

682
Current
(1)

296

195

888

533
Long-term
(1)

100

106

190

149
Total derivatives $

396 $

301 $

1,078 $

682
(1) Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Realized and unrealized gains (losses) with respect to derivatives
Physical Commodity Physical Commodity
natural gas swaps and FX natural gas swaps and FX
millions of dollars purchases forwards forwards purchases forwards forwards
For the year ended December 31 2022 2021
Unrealized gain (loss) in regulatory
assets
$ -

$ (69) $

1 $ -

$ (7) $

9
Unrealized gain (loss) in regulatory
liabilities

28

343

16

88

218 (3)
Realized loss in regulatory assets -

48 -

-

-

-

Realized gain in regulatory liabilities -

(41) -

-

(3) -

Realized (gain) loss in inventory
(1)
-

(121)

1 -

(8)

5
Realized (gain) loss in regulated fuel
for generation and purchased power
(2)
(64) (146) -

-

(39)

5
Total change in derivative instruments $ (36) $

14 $

18 $

88 $

161 $

16
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period and hedging relationships that have been terminated or the hedged transaction is no longer probable.
For the

Year ended December 31
millions of dollars 2022 2021
Power swaps and physical contracts in non-regulated operating revenues $

17 $

4
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues

47 (142)
Total gains (losses) in net income $

64 $ (138)
For the Year ended December 31
millions of dollars 2022 2021
FX Equity FX Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in OM&G $ -

$ (5) $ -

$

11
Unrealized loss in other income, net (18) -

(15) -

Realized gain (loss) in OM&G -

(17) -

15
Realized gain (loss) in other income, net (6) -

18 -

Total gains (losses) in net income $ (24) $ (22) $

3 $

26

Notional volumes of derivatives designated for regulatory deferral that are expected to settle as outlined millions 2023 2024-2026
Physical natural gas purchases:
Natural gas (Mmbtu)

6 -

Commodity swaps and forwards purchases:
Natural gas (Mmbtu)

18

12
Power (MWh)

1

1
FX swaps and forwards:
FX contracts (millions of USD) $

206 $

123
Weighted average rate

1.2832

1.3064
% of USD requirements 50% 28%
2027 and

millions

2023 2024 2025 2026 thereafter
Natural gas purchases (Mmbtu)

319

92

42

36

131
Natural gas sales (Mmbtu)

492

205

105

6

19
Power purchases (MWh)

2 -

-

-

-

Power sales (MWh)

2 -

-

-

-

Concentration Risk
Concentration Risk
The Company's concentrations of risk consisted of the following:
As at December 31, 2022 December 31, 2021
millions of
dollars
% of total
exposure
millions of
dollars
% of total
exposure
Receivables, net
Regulated utilities:
Residential $

455 19% $

384 24%
Commercial

192 8%

167 10%
Industrial

121 5%

54 3%
Other

122 5%

91 6%

890 37%

696 43%
Trading group:
Credit rating of A- or above

125 5%

66 4%
Credit rating of BBB- to BBB+

75 3%

107 7%
Not rated

307 13%

132 8%

507 21%

305 19%
Other accounts receivable

585 25%

329 20%

1,982 83%

1,330 82%
Derivative Instruments (current and long-term)
Credit rating of A- or above

202 9%

155 9%
Credit rating of BBB- to BBB+

8 0%

22 1%
Not rated

186 8%

124 8%

396 17%

301 18%
$

2,378 100% $

1,631 100%

Cash Collateral	As at December 31 December 31 millions of dollars 2022 2021 Cash collateral provided to others $ 224 $ 212 Cash collateral received from others $ 112 $ 100